Income Taxes (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Beginning balance	$ 1,957	$ 2,219	$ 1,834
Increases in unrecognized tax benefits - prior year positions	0	0	0
Increases in unrecognized tax benefits - current year positions	75	263	385
Decreases in unrecognized tax benefits - prior year position	(782)	(525)	0
Ending balance	$ 1,250	$ 1,957	$ 2,219